THE ADVISORS' INNER CIRCLE FUND II

                         ABERDEEN EMERGING MARKETS FUND

       SUPPLEMENT DATED MAY 2, 2007 TO THE PROSPECTUS DATED APRIL 16, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.
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The Aberdeen Emerging Markets Fund will commence the public offering of its Institutional Class shares on May 15, 2007 and will not accept purchase requests from the general public until that date.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE